                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                To Investor Shares Prospectus dated March 1, 2000

SHORT-TERM INVESTMENT FUND

          The Board of Trustees of Schroder Series Trust has voted to terminate Schroder Short-Term Investment Fund. Upon termination, the Fund's net assets will be distributed to its shareholders in complete liquidation of the Fund. The Trust has not set a specific date for the termination, although it is expected that the Fund will terminate in late June, 2000.

LARGE CAPITALIZATION EQUITY FUND

          (1) The information relating to Schroder Large Capitalization Equity Fund and Mr. Paul Morris is deleted from the table under "Portfolio
Managers" on page 16 of the Prospectus. Investment decisions for that Fund are made by Schroder's U.S. equity investment team.

          (2) The Board of Trustees of Schroder Series Trust has approved an Agreement and Plan of Reorganization pursuant to which Schroder Large Capitalization Equity Fund would merge into Schroder U.S. Diversified
Growth Fund, a series of Schroder Capital Funds (Delaware). If shareholders of Schroder Large Capitalization Equity Fund likewise approve the Agreement and Plan of Reorganization, it is expected that the merger will occur in September, 2000.

INVESTMENT GRADE INCOME FUND

         The Board of Trustees of Schroder Investment Grade Income Fund has approved a change to the investment objective, and certain investment policies, of the Fund. The Fund's name would also be changed to "Schroder Total Return Fixed Income Fund." Implementation of the changes is subject to shareholder approval of the change to the Fund's investment objective. It is expected that shareholders will be asked to approve the changes at a shareholder meeting in the summer of 2000. If shareholders approve the change to the Fund's investment objective, the information relating to the Fund beginning on page 6 of the Prospectus and ending immediately before the bar chart on page 7 is expected to read as follows:

    - INVESTMENT OBJECTIVE. To seek maximum long-term total return consistent with preservation of capital.

    - PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its assets in fixed-income securities that are "investment grade" quality. To be considered "investment grade," the securities must be rated (at the time of investment) in one of the four highest grades by Moody's Investors Service, Inc. or Standard and Poor's Ratings Services, or determined by Schroder to be of comparable quality. The Fund may invest the remainder of its assets in securities rated below investment grade.

         The Fund normally expects to invest a substantial portion of its assets in U.S. Government securities. The Fund may also invest in a variety of other fixed-income securities, including corporate debt securities, preferred stocks, and money market instruments. The Fund may invest up to 20% of its assets in debt securities denominated in currencies other than the U.S. dollar, including up to 10% of its assets in securities of developing countries and of private issuers in those countries.

         The Fund may invest a substantial portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations, and in other types of asset-backed securities. In addition, the Fund may buy or sell a variety of derivative and related instruments with respect to fixed-income securities, indices and interest rates for risk management or investment purposes. These may include short sales, options, futures contracts, and options on futures contracts.

         The Fund may trade its portfolio securities actively to take advantage of perceived inefficiencies in the fixed-income markets based on Schroder's research and analyses regarding market sectors, individual issuers, and market conditions. The Fund's active trading strategy may lead to high levels of portfolio turnover, which may involve higher Fund expenses and tax liability for shareholders.

         The Fund will normally maintain an average portfolio duration of between three and seven years. Portfolio duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturity", and is used to determine the sensitivity of a security's price to changes in interest rates.

    -    PRINCIPAL RISKS.

         DEBT SECURITIES. The principal risks of investing in the Fund include the risk that interest rates will rise or fall in ways not anticipated by Schroder. For example, if interest rates were to rise, the value of fixed-income securities held by the Fund would typically fall. Securities having longer durations would tend to experience greater price declines in response to rising interest rates. If the Fund's portfolio duration is relatively long at a time when interest rates were to rise, the value of the Fund's shares would likely fall more than if the Fund had invested in securities with shorter durations. By contrast, if interest rates were to fall, the value of fixed-income securities held by the Fund would typically rise. Securities having shorter durations would tend to experience smaller price increases in response to falling interest rates. If the Fund's portfolio duration is relatively short at a time when interest rates were to decline, the value of the Fund's shares would likely rise less than if the Fund had invested in securities with longer durations.

         The Fund is also subject to the risk that the issuer of a fixed-income security will have its credit rating downgraded or will be unable to pay its obligations when due. This could cause the Fund's portfolio securities to decline in value, especially where an issuer defaults on its obligations.

         JUNK BONDS. The Fund may invest up to 35% of its assets in securities rated below investment grade (sometimes referred to as "junk bonds"). Lower-rated securities lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The values of lower rated securities held by the Fund may be more volatile than those of higher rated securities.

         MORTGAGE-BACKED SECURITIES. The Fund's investment in mortgage-backed securities may involve special risks relating to unscheduled prepayment on the mortgages underlying the securities. Falling interest rates tend to increase prepayments, which could significantly shorten the effective maturities of mortgage-backed securities. Similarly, rising interest rates tend to reduce prepayments, which could significantly lengthen the effective maturities. When interest rates decline, significant unscheduled prepayments on the underlying mortgages would have to be reinvested at the then-prevailing lower rates. Therefore, the Fund's mortgage-backed securities may have less potential for capital appreciation during periods of falling interest rates than other fixed-income securities of comparable maturities. However, the securities have a comparable risk of decline in market value during periods of rising interest rates. The Fund's investments in other types of asset-backed securities are subject to risks similar to those associated with mortgage-backed securities.

         SHORT SALES. The Fund may sell securities short. The Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale when Schroder anticipates that the price of the security will decline, or when Schroder attempts to take advantage of temporary disparities in pricing in the fixed-income securities markets. Short positions may result in a loss if the market price of the security in question increases between the date when the Fund enters into the short position and the date when the Fund closes the short position, or if a portfolio strategy of which the short position is a part is otherwise unsuccessful.

         FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation. Investments in securities of issuers in developing countries may experience high levels of volatility. Risks of investing in such countries include greater political and economic instability than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and uncertainties associated with dependence on revenue from particular commodities or international aid.

         ACTIVE TRADING STRATEGY. The Fund is also subject to the risk that Schroder's active trading strategy will not be successful, which depends greatly on Schroder's ability to analyze and identify inefficiencies accurately in fixed-income markets, sectors and issuers, and to predict market movements generally.

         DERIVATIVES. The Fund's use of derivative instruments involves the risk that the instrument may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price. When the Fund uses derivatives for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions when that would be beneficial.

         In the future, the Fund's investment objective and strategies may be changed solely by vote of the Trustees.

         If you have any questions regarding these matters, please contact Schroder at (800) 464-3108.


June 14, 2000

                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                To Advisor Shares Prospectus dated March 1, 2000


SCHRODER LARGE CAPITALIZATION EQUITY FUND

         (1) The information relating to Schroder Large Capitalization Equity Fund and Mr. Paul Morris is deleted from the table under "Portfolio Managers" on page 15 of the Prospectus. Investment decisions for that Fund are made by Schroder's U.S. equity investment team.

         (2) The Board of Trustees of Schroder Series Trust has approved an Agreement and Plan of Reorganization pursuant to which Schroder Large Capitalization Equity Fund would merge into Schroder U.S. Diversified Growth Fund, a series of Schroder Capital Funds (Delaware). If shareholders of Schroder Large Capitalization Equity Fund likewise approve the Agreement and Plan of Reorganization, it is expected that the merger will occur in September, 2000.

INVESTMENT GRADE INCOME FUND

         The Board of Trustees of Schroder Investment Grade Income Fund has approved a change to the investment objective, and certain investment policies, of the Fund. The Fund's name would also be changed to "Schroder Total Return Fixed Income Fund." Implementation of the changes is subject to shareholder approval of the change to the Fund's investment objective. It is expected that shareholders will be asked to approve the changes at a shareholder meeting in the summer of 2000. If shareholders approve the change to the Fund's investment objective, the information relating to the Fund beginning on pages 6 and 7 of the Prospectus is expected to read as follows:

    - INVESTMENT OBJECTIVE. To seek maximum long-term total return consistent with preservation of capital.

    - PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 65% of its assets in fixed-income securities that are "investment grade" quality. To be considered "investment grade," the securities must be rated (at the time of investment) in one of the four highest grades by Moody's Investors Service, Inc. or Standard and Poor's Ratings Services, or determined by Schroder to be of comparable quality. The Fund may invest the remainder of its assets in securities rated below investment grade.

         The Fund normally expects to invest a substantial portion of its assets in U.S. Government securities. The Fund may also invest in a variety of other fixed-income securities, including corporate debt securities, preferred stocks, and money market instruments. The Fund may invest up to 20% of its assets in debt securities denominated in currencies other than the U.S. dollar, including up to 10% of its assets in securities of developing countries and of private issuers in those countries.

         The Fund may invest a substantial portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations, and in other types of asset-backed securities. In addition, the Fund may buy or sell a variety of derivative and related instruments with respect to fixed-income securities, indices and interest rates for risk management or investment purposes. These may include short sales, options, futures contracts, and options on futures contracts.

         The Fund may trade its portfolio securities actively to take advantage of perceived inefficiencies in the fixed-income markets based on Schroder's research and analyses regarding market sectors, individual issuers, and market conditions. The Fund's active trading strategy may lead to high levels of portfolio turnover, which may involve higher Fund expenses and tax liability for shareholders.

         The Fund will normally maintain an average portfolio duration of between three and seven years. Portfolio duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturity", and is used to determine the sensitivity of a security's price to changes in interest rates.

    -    PRINCIPAL RISKS.

         DEBT SECURITIES. The principal risks of investing in the Fund include the risk that interest rates will rise or fall in ways not anticipated by Schroder. For example, if interest rates were to rise, the value of fixed-income securities held by the Fund would typically fall. Securities having longer durations would tend to experience greater price declines in response to rising interest rates. If the Fund's portfolio duration is relatively long at a time when interest rates were to rise, the value of the Fund's shares would likely fall more than if the Fund had invested in securities with shorter durations. By contrast, if interest rates were to fall, the value of fixed-income securities held by the Fund would typically rise. Securities having shorter durations would tend to experience smaller price increases in response to falling interest rates. If the Fund's portfolio duration is relatively short at a time when interest rates were to decline, the value of the Fund's shares would likely rise less than if the Fund had invested in securities with longer durations.

         The Fund is also subject to the risk that the issuer of a fixed-income security will have its credit rating downgraded or will be unable to pay its obligations when due. This could cause the Fund's portfolio securities to decline in value, especially where an issuer defaults on its obligations.

         JUNK BONDS. The Fund may invest up to 35% of its assets in securities rated below investment grade (sometimes referred to as "junk bonds"). Lower-rated securities lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The values of lower rated securities held by the Fund may be more volatile than those of higher rated securities.

         MORTGAGE-BACKED SECURITIES. The Fund's investment in mortgage-backed securities may involve special risks relating to unscheduled prepayment on the mortgages underlying the securities. Falling interest rates tend to increase prepayments, which could significantly shorten the effective maturities of mortgage-backed securities. Similarly, rising interest rates tend to reduce prepayments, which could significantly lengthen the effective maturities. When interest rates decline, significant unscheduled prepayments on the underlying mortgages would have to be reinvested at the then-prevailing lower rates. Therefore, the Fund's mortgage-backed securities may have less potential for capital appreciation during periods of falling interest rates than other fixed-income securities of comparable maturities. However, the securities have a comparable risk of decline in market value during periods of rising interest rates. The Fund's investments in other types of asset-backed securities are subject to risks similar to those associated with mortgage-backed securities.

         SHORT SALES. The Fund may sell securities short. The Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale when Schroder anticipates that the price of the security will decline, or when Schroder attempts to take advantage of temporary disparities in pricing in the fixed-income securities markets. Short positions may result in a loss if the market price of the security in question increases between the date when the Fund enters into the short position and the date when the Fund closes the short position, or if a portfolio strategy of which the short position is a part is otherwise unsuccessful.

         FOREIGN SECURITIES. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation. Investments in securities of issuers in developing countries may experience high levels of volatility. Risks of investing in such countries include greater political and economic instability than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and uncertainties associated with dependence on revenue from particular commodities or international aid.

         ACTIVE TRADING STRATEGY. The Fund is also subject to the risk that Schroder's active trading strategy will not be successful, which depends greatly on Schroder's ability to analyze and identify inefficiencies accurately in fixed-income markets, sectors and issuers, and to predict market movements generally.

         DERIVATIVES. The Fund's use of derivative instruments involves the risk that the instrument may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to meet its obligations or that the Fund will be unable to close out the position at any particular time or at an acceptable price. When the Fund uses derivatives for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions when that would be beneficial.

         In the future, the Fund's investment objective and strategies may be changed solely by vote of the Trustees.

         If you have any questions regarding these matters, please contact Schroder at (800) 464-3108.


June 14, 2000